Selected Balance Sheet information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 33,096,695		$ 35,749,333
Deposits	24,807,535		26,711,145
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	26,276,561		25,714,758		26,582,248
Loans	17,704,170		18,107,764		18,484,977
Deposits	20,365,445		19,730,408		19,984,830
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	5,689,604		8,897,535		8,816,143
Loans	3,568,564		5,839,115		5,852,705
Deposits	3,442,084		6,007,159		6,049,168
Other [Member]
Segment Reporting Information [Line Items]
Total assets	1,130,530		1,137,040		1,109,144
Loans	780,483		759,840		755,950
Deposits	$ 1,000,006	[1]	$ 973,578	[1]	$ 966,615

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.